Subsequent Event (Details) - shares	12 Months Ended
	Dec. 31, 2023	Jan. 23, 2024
Subsequent events
Subsequent event, description	On January 23, 2024, the Board of Directors of the Company approved a new NCIB, which allows for the repurchase of up to 32.0 million common shares between February 1, 2024 and January 31, 2025.
Subsequent Event [Member] | February 1, 2024 - January 31, 2025 [Member]
Subsequent events
NCIB February 1, 2024 – January 31, 2025 (in shares)		32,000,000.0